UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Nelson Peltz
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  _______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nelson Peltz
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Title:
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:

        /s/NELSON PELTZ             New York, New York            2/13/06
       ------------------------   ------------------------------  -------
          [Signature]              [City, State]                  [Date]



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Report Type (Check only one.):

          [ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

          [   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

          [   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   3
                                               -------------

Form 13F Information Table Entry Total:              9
                                               -------------

Form 13F Information Table Value Total:         $ 181,643
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.   Form 13F File Number            Name


       01                                    Peter W. May

       02                                    Edward P. Garden

       03    28-06499                        Sandell Asset Management Corp.















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                                               FORM 13F INFORMATION TABLE
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


   COLUMN 1            COLUMN 2     COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
   --------            --------     --------     --------       --------         --------    --------          --------
                                                                                                            VOTING AUTHORITY
                                                  VALUE    SHARES/ or SH/ PUT/   INVESTMENT     OTHER      ------------------
NAME OF ISSUER      TITLE OF CLASS  CUSIP        (x$1000)  PRN AMT    PRN CALL   DISCRETION   MANAGERS    SOLE      SHARED    NONE

Wendy's Intl Inc.       COM         950590109    20,211      365,750    SH        Defined          1,2             365,750

Wendy's Intl Inc.       COM         950590109    32,286      584,250    SH        Other              3             584,250

CBRL Group, Inc.        COM         12489V106    79,801    2,270,300    SH        Defined          1,2           2,270,300

Encore Capital Group,
  Inc.                  COM         292554102    20,787    1,198,075    SH        Defined            1           1,198,275

Citigroup Inc.          COM         172967101     2,426       50,000    SH        Defined            1              50,000

Hexcel Corp. New        COM         428291108     1,805      100,000    SH        Defined            1             100,000

News Corp. Ltd.         CL B        65248E203     4,153      250,000    SH        Defined            1             250,000

Maytag Corp.            COM         578592107       941       50,000    SH        Defined            1              50,000

Deerfield Triarc
   Capital Corp.        COM         244572301    19,233    1,403,847    SH        Defined            1           1,403,847


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